LONG-TERM DEPOSITS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM DEPOSITS
Long-term deposits-non-current portion	¥ 0	¥ 30,000